Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Capitalize, and subsequently Amortize R&D Expenses

The current and deferred components of the income tax expense/(credit) are as follows:

	For the years ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Current	-	-	-	-
Deferred (note 19)	(4,248)	(7,150)	10,425	1,428

Total income tax expense/(credit) for the year	(4,248)	(7,150)	10,425	1,428

Schedule of Effective Tax Rates

Reconciliation between the income tax expense/(credit) computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Loss before tax	(887,172)	(932,862)	(395,255)	(54,149)
Income tax computed at the statutory tax rate	(238,276)	(244,549)	(70,114)	(9,606)
Lower tax rate for a specific entity	(4,729)	59,396	7,112	974
Statutory income and expense	2,522	2,824	(17,534)	(2,402)
Items not subject to tax	(12)	(4,093)	(7,236)	(991)
Items not deductible for tax	3,615	9,192	24,045	3,294
Research and development super-deduction	(83,831)	(67,525)	(75,135)	(10,293)
Gain/(loss) attributable to joint ventures	70	(269)	71	10
Provision to return	(19,182)	23,311	(35,342)	(4,842)
Tax rate change	-	(56,104)	(10,821)	(1,483)
Uncertain tax position	-	-	23,665	3,242
Deductible temporary differences not recognized	55,677	33,235	71,465	9,791
Tax losses not recognized	279,898	237,432	100,249	13,734
Income tax expense/(credit) at the Group’s effective rate	(4,248)	(7,150)	10,425	1,428